Land Use Rights, Net	12 Months Ended
Dec. 31, 2024
Land Use Rights, Net
Land Use Rights, Net

8.    Land Use Rights, Net

Land use rights and related accumulated amortization were as follows:

	December 31,	December 31,
	2023	2024
Land use rights	235,198	235,198
Less: Accumulated amortization—land use rights	(27,899)	(33,203)
Total land use rights, net	207,299	201,995

The Group recorded amortization expense for land use rights of RMB5,227, RMB5,304 and RMB5,304 for the years ended December 31, 2022, 2023 and 2024, respectively.